S-K 1603(a) SPAC Sponsor	Sep. 16, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Drugs Made In America Acquisition II Corp
SPAC Sponsor Form of Organization	Limited Liability Company